Employee Benefits - Additional Information (Detail) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 EUR (€) Employees	Jun. 30, 2017 EUR (€) Employees	Jun. 30, 2018 EUR (€) Employees	Jun. 30, 2017 EUR (€) Employees
Disclosure of employee benefits [line Items]
Received and recognized subsidies | €	€ 0.7	€ 1.0	€ 1.9	€ 2.0
Number of employees	85	64	85	64
Netherlands [member]
Disclosure of employee benefits [line Items]
Number of employees	70	55	70	55
United States [member]
Disclosure of employee benefits [line Items]
Number of employees	15	9	15	9
Management and administration costs [member]
Disclosure of employee benefits [line Items]
Number of employees	18	13	18	13